Equity-Based Compensation - Weighted Average Assumptions used in Option-Valuation Model (Detail) - OptionPlan	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	1.80%	2.80%	2.40%
Expected volatility	23.00%	23.00%	23.00%
Dividend yield	1.36%	1.61%	1.57%
Termination rate	5.80%	4.80%	4.80%
Exercise multiple	1.83	1.75	1.75